Note 12 - Mezzanine Equity and Stockholders' Equity (Deficiency) (Details Textual) $ / shares in Units, $ in Thousands, SDG in Millions, $ in Millions				12 Months Ended
	Jul. 01, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($)	Feb. 11, 2021 SGD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares shares	Dec. 24, 2020 USD ($)	Dec. 24, 2020 SDG
Common Stock, Shares Authorized (in shares)				1,000,000,000	243,360,000	1,000,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued, Total (in shares)				181,821,767	100,068,469
Common Stock, Shares, Outstanding, Ending Balance (in shares)				181,821,767	100,068,469	180,272,638
Business Combination, Share Exchange Ratio	8.69144
Number of Shares Subject to Vesting Provision (in shares)	2,916,700			0
Class of Warrant or Right, Outstanding (in shares)						17,905,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)						1
Preferred Stock, Shares Authorized (in shares)				20,000,000		20,000,000
Preferred Stock, Shares Issued, Total (in shares)				0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)				0
Preferred Stock, Liquidation Preference, Value | $					$ 403,400
Dividends, Preferred Stock, Total | $				$ 0	0
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total				5,210	3,061		$ 7,500	SDG 10
Redeemable Noncontrolling Interest, Increase from Contribution by Noncontrolling Interest		$ 800	$ 1
AvePoint EduTech PTE. LTD. [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total | $				$ 5,210	$ 3,061
Noncontrolling Interest, Ownership Percentage by Parent		76.09%	76.09%	76.09%	77.78%		77.78%	77.78%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		23.91%	23.91%	23.91%	22.22%		22.22%	22.22%
Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)				42,000,592	42,000,592
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued, Total (in shares)				0	42,000,592
Preferred Stock, Shares Outstanding, Ending Balance (in shares)				0	42,000,592
Public Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)	17,500,000			17,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Warrants and Rights Outstanding, Term (Year)	5 years
Warrants and Rights Outstanding | $	$ 59,300